Trade receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-Current
Accounts receivable	$ 3,431	$ 3,524
Loss allowance (see Note 3A(iii))	(2,105)	(2,105)
Non current trade receivables	1,326	1,419
Current
Accounts receivable	153,264	137,831
Trade receivables from related parties (Note 26)	2,242	2,988
Loss allowance (see Note 3A(iii))	(50,629)	(23,922)
Current trade receivables	$ 104,877	$ 116,897